Related Party Transactions and Parent Company Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions and Parent Company Investment
11.	Related Party Transactions and Former Parent Investment

Separation-Related Agreements

In connection with the Separation from S&P Global on July 1, 2026, the Company entered into a Separation and Distribution Agreement and certain other agreements with S&P Global, including a Transition Services Agreement, Employee Matters Agreement and Tax Matters Agreement. These agreements govern the allocation of assets, liabilities and obligations between the parties and provide a framework for the relationship between the parties following the Separation.

Separation and Distribution Agreement

The Separation and Distribution Agreement sets forth the principal actions required to effect the Separation and Distribution and governs certain aspects of the ongoing relationship between the Company and S&P Global following the Separation. The agreement provides for, among other matters, the allocation and transfer of assets, liabilities and equity interests associated with the Mobility business, the treatment of intercompany accounts, shared contracts, guarantees and other corporate matters. The agreement also contains provisions relating to access to information, records retention, confidentiality, intellectual property licensing, trademark transition matters, insurance matters, litigation cooperation, indemnification and other matters intended to govern the relationship between the parties following the Distribution.

Transition Services Agreement

The Transition Services Agreement provides a framework under which S&P Global may provide specified transition services to Mobility Global following the Separation. Such services include information technology, finance, accounting, tax, treasury, human resources, payroll, facilities and other administrative support services generally for a period of up to 18 months following the Distribution. Mobility Global is charged fees for the transition services that are based on costs and expenses S&P Global actually incurs in connection with providing the transition services (including a reasonable allocation of overhead). Mobility Global may, subject to certain conditions, terminate any or all of the transition services.

Tax Matters Agreement

The Tax Matters Agreement governs the respective rights, responsibilities and obligations of the Company and S&P Global with respect to tax matters following the Separation. The agreement addresses, among other matters, the allocation of tax liabilities and tax attributes, responsibility for the preparation and filing of tax returns, tax audits and other tax proceedings, information sharing and cooperation obligations, and tax-related indemnification obligations. The agreement also includes provisions intended to preserve the intended tax-free treatment of the Separation and related transactions for U.S. federal income tax purposes.

Employee Matters Agreement

The Employee Matters Agreement governs the respective rights, responsibilities and obligations of the Company and S&P Global with respect to current and former employees, directors and consultants. The Employee Matters Agreement sets forth general principles relating to employee matters in connection with the Separation, such as the assignment of employees, the assumption and retention of liabilities and related assets, expense reimbursements, workers’ compensation, leaves of absence, the provision of comparable benefits, employee service credit, the sharing of employee information and duplication or acceleration of benefits.

Corporate Allocations

Prior to the Separation, the Company historically operated as part of S&P Global and not as a stand-alone company. Certain shared costs were allocated to the Company by S&P Global and were reflected as expenses in these unaudited condensed financial statements. The unaudited condensed statements of operations of the Company reflected allocations of general corporate expenses from S&P Global, certain of which were not historically allocated to the Company, including, but not limited to, executive management, finance, legal, information technology, human resources, corporate initiatives, and other shared services. Allocations made for such shared services were based on direct usage when identifiable, and otherwise on a pro-rata basis of combined revenue or headcount and other measures. Total allocations were $64 million and $46 million for the six months ended June 30, 2026 and 2025, respectively, and were recorded in Selling and general expenses in the unaudited condensed statements of operations. Included within the six months ended June 30, 2026 were $22 million of transaction costs and $2 million of severance and other employee-related costs. Management considered these allocations to be a reasonable representation of the utilization of services by or the benefits provided to the Company. No corporate allocations from S&P Global were recorded for the three months ended September 30, 2026 following the Separation.

Historically, a portion of these allocated corporate expenses between S&P Global and the Company was settled in cash through transfer pricing arrangements. For any balances that were historically cash-settled, the balances were reflected as Due from related parties, current and Due to related parties, current in the unaudited condensed balance sheets, while any balances that were historically not settled in cash were reflected as a component of Former Parent Investment in the unaudited condensed balance sheets.

During the six months ended June 30, 2026, Mobility Global recorded $57 million of transaction costs related to the stand-up of Mobility Global as a stand-alone entity, of which $22 million was allocated to the Company from S&P Global for costs incurred prior to the Separation. During the six months ended June 30, 2025, Mobility Global recorded $2 million of transaction costs related to the stand-up of Mobility Global as a stand-alone entity incurred prior to the Separation, which was allocated to the Company from S&P Global. These allocated transaction costs correspond to costs incurred by S&P Global that are directly attributable to Mobility Global, such as employee retention-related costs and costs to establish certain stand-alone functions.

Canada Carfax Loan

On October 1, 2018, Carfax Canada ULC (“Carfax Canada”), a subsidiary of the Company, entered into a loan agreement with IHS Canada Market ULC (“IHS Canada”), a subsidiary of S&P Global, under which IHS Canada granted Carfax Canada a loan bearing interest at a rate of 6.0% per annum with a principal amount of CAD$403 million (“Canada Carfax Loan”). The Canada Carfax Loan matures on October 5, 2027, and is payable in full with accrued interest at maturity. As of December 31, 2025, the Company had an outstanding loan balance payable to S&P Global of $230 million, inclusive of accrued interest, which was reflected in Due to related parties — non-current in the unaudited condensed balance sheets. In connection with the Restructuring Transactions, and in anticipation of the Separation, on June 25, 2026 IHS Canada contributed the Canada Carfax Loan to a subsidiary of the Company, and as a result the Company eliminated the Canada Carfax Loan and related accrued interest balances from the balance sheet as of June 30, 2026 in consolidation.

Former Parent Investment

Certain significant balances and transactions between the Company and S&P Global and its subsidiaries, which included allocations of corporate general and administrative expenses, share-based compensation and other historical intercompany activities, were recorded as components of Former Parent Investment, except for the transactions noted above related to historically cash-settled arrangements between the Company and S&P Global. The changes in Former Parent Investment also included financing activities for capital transfers, cash sweeps, and other treasury services as described above, which were presented as Net transfers to Former Parent on the unaudited condensed statements of cash flows.

10.	Related Party Transactions and Parent Company Investment

Historically, the Company engaged in several transactions with S&P Global. The following table summarizes the composition and amounts of the Company’s transactions with S&P Global. The significant components of these amounts are discussed below. These amounts are reflected in Revenue, Operating- related expenses, Selling and general expenses, Other income, net and Interest expense, net in the combined statements of income for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
(in millions)	2025	2024	2023
Data sharing revenues	$3	$3	$3
Expenses
Data sharing expenses(1)	1	1	1
Corporate allocations from Parent(2)	112	90	89
Total expenses	113	91	90
Related party dividend income(3)	—	(1)	(3)
Related party loan interest expense, net	14	17	18
(1)	Data sharing expenses are included in Operating-related expenses within the combined statements of income.
(2)	Corporate allocations are included in Selling and general expenses within the combined statements of income.
(3)	Related party dividend income is included in Other income, net, within the combined statements of income.

Data Sharing Revenue and Expenses

The Company participates in data sharing arrangements with S&P Global, in which customer data is collected, synthesized and distributed throughout the S&P Global organization. Historically, the Company has recorded revenue and expenses related to these arrangements that were eliminated in consolidation by S&P Global, as such transactions were intercompany in nature. Such amounts have been reinstated for purposes of the combined financial statements and treated as related-party in nature.

Corporate Allocations

The Company has historically operated as part of S&P Global and not as a stand-alone company. Certain shared costs have been allocated to the Company by S&P Global and are reflected as expenses in these financial statements. The combined statements of income of the Company reflect allocations of general corporate expenses from S&P Global, certain of which were not historically allocated to the Company, including, but not limited to, executive management, finance, legal, information technology, human resources, corporate initiatives, and other shared services. Allocations made based on direct usage when identifiable, and otherwise on a pro rata basis of combined revenue or headcount and other measures, were $112 million, $90 million and $89 million for such shared services for the years ended December 31, 2025, 2024 and 2023, respectively, within Selling and general expenses in the combined statements of income. Management considers these allocations to be a reasonable representation of the utilization of services by or the benefits provided to the Company.

Historically, a portion of these allocated corporate expenses between S&P Global and the Company was settled in cash through transfer pricing arrangements. For any balances that were historically cash- settled, the balances are reflected as Due from related parties, current and Due to related parties, current in the combined balance sheets, while any balances that were historically not settled in cash are reflected as a component of Parent company investment in the combined balance sheets.

During the year ended December 31, 2025, Mobility recorded $21 million of transaction costs related to the stand-up of Mobility as a standalone entity incurred prior to the Separation, of which approximately $12 million was allocated to the Company from Parent. These transaction costs correspond to costs incurred by S&P Global that are directly attributable to Mobility, such as employee retention-related costs and costs to establish certain standalone functions.

Related Party Dividend Income

Historically the Company held a 1.4% equity interest in IHS Markit Global, LLC (“IHS Markit US”), a subsidiary of S&P Global. The Company historically received intercompany cash dividends from IHS Markit US of $1 million and $3 million for the years ended December 31, 2024 and 2023, respectively, which is reflected in Other income, net in the combined statements of income. No intercompany cash dividends were received for the year ended December 31, 2025.

Canada Carfax Loan

On October 1, 2018, Carfax Canada ULC (“Carfax Canada”), a subsidiary of the Company, entered into a loan agreement with IHS Canada Market ULC (“IHS Canada”), a subsidiary of S&P Global, under which IHS Canada granted Carfax Canada a loan bearing interest at a rate of 6.0% per annum with a principal amount of CAD$403 million (“Canada Carfax Loan”). Canada Carfax Loan matures on October 5, 2027, and is payable in full with accrued interest at maturity. As of December 31, 2025 and 2024, the Company had an outstanding loan balance payable to S&P Global of $230 million and $236 million, respectively, inclusive of accrued interest, which is reflected in Due to related parties — non-current in the combined balance sheets. The Company recorded related party interest expense of $14 million, $17 million and $18 million related to the Canada Carfax Loan for the year ended December 31, 2025, 2024 and 2023, respectively. During the year ended December 31, 2025 and 2024, the Company made voluntary prepayments on the principal balance of the Canada Carfax Loan of $18 million and $45 million, respectively, and during the year ended December 31, 2025, 2024 and 2023, made payments of interest of $14 million, $17 million and $18 million, respectively. The cash flows related to the principal balance of this loan are reflected as financing activities on the combined statement of cash flows.

Europe Carfax Loan

On February 21, 2021, Carfax Europe GmbH (“Carfax Germany”), a subsidiary of the Company, entered into a loan agreement with IHS Group Holdings Ltd. (“IHS Holdings”), a subsidiary of S&P Global, under which Carfax Germany granted the IHS Holdings a credit facility of up to a maximum aggregate principal amount of EUR 10 million (“Europe Carfax Loan”). The Europe Carfax Loan matured on February 14, 2026, and any drawings made under the Europe Carfax Loan were payable in full at maturity. Drawings under the Europe Carfax Loan accrued interest at a rate of six-month LIBOR plus 0.5% per annum and were payable semi-annually on May 31 and November 30 of each year. As of December 31, 2024, the Company had an outstanding loan receivable from S&P Global of $4 million, inclusive of accrued interest, which is reflected in Due from related parties — non-current in the combined balance sheets. On November 30, 2025, the Company received the full outstanding principal and interest amount of the Europe Carfax Loan. The related party interest income was not material to our combined financial statements. During the year ended December 31, 2025, there was $5 million of cash received related to the principal and interest associated with this loan agreement. The cash flows related to the principal balance of this loan are reflected as investing activities on the combined statement of cash flows. There was no cash received during the year ended December 31, 2024.

Cash Management

The Parent has a centralized approach to cash management and financing of operations. Historically, the Company’s cash was regularly ‘swept.’ Cash and cash equivalents were attributed to the Company for each of the periods presented for cash that was held in accounts legally owned by the Company. Amounts contributed to/from the cash sweeps are not expected to be remitted to the Company upon Separation and were included as components of Parent company investment.

Parent Company Investment

Certain significant balances and transactions between the Company and S&P Global and its subsidiaries, which include allocations of corporate general and administrative expenses, share-based compensation and other historical intercompany activities, are recorded as components of Parent company investment, except for the transactions noted above related to historically cash-settled arrangements between the Company and S&P Global. The changes in Parent company investment also includes financing activities for capital transfers, cash sweeps, and other treasury services as described above. The components of Parent company investment for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Cash pooling and general financing activities	$(738)	$(637)	$(599)
Cash contributions from S&P Global used to fund acquisitions	—	6	214
Unbilled corporate allocations	109	77	77
Stock-based compensation	22	28	20
Assumed income tax payments	196	181	151
Net decrease in Parent company investment	$(411)	$(345)	$(137)